Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring provision [abstract]
Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations	The analysis of the costs charged to operating profit under these programmes was as follows:

	2024 £m	2023 £m	2022 £m
Increase in provision for Major restructuring programmes (see Note 32)	195	172	138
Amount of provision reversed unused (see Note 32)	(51)	(55)	(111)
Impairment (reversals)/losses recognised	(12)	33	122
Other non-cash charges/(credit)	58	86	(7)
Other cash costs	163	146	179
	353	382	321

Summary of Major Restructuring Charges From Continuing Operations	The analysis of Major restructuring charges by programme was as follows:

	2024
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	200	36	236
Significant acquisitions	59	1	60
Legacy programmes	48	9	57
	307	46	353

	2023
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	199	117	316
Significant acquisitions	65	1	66
Legacy programmes	(1)	1	–
	263	119	382

Summary of Major Restructuring Charges from Continuing Operations by Income Statement	The analysis of Major restructuring charges by income statement line was as follows:

	2024 £m	2023 £m	2022 £m
Cost of sales	163	164	102
Selling, general and administration	160	216	180
Research and development	9	2	39
Other operating expense	21	–	–
	353	382	321